SHARE CAPITAL AND RESERVES	6 Months Ended
Jan. 31, 2026
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES

5. SHARE CAPITAL AND RESERVES

(a) Authorized share capital

As at January 31, 2026 and 2025, the authorized share capital of the Company comprised an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

No preferred shares have been issued to date. All issued common shares are fully paid.

Shares issued during the six months ended January 31, 2026

On August 20, 2025, 357,144 shares were issued upon the exercise of flow-through warrants with an exercise price of $0.60 for proceeds of $214,286.

On October 14, 2025, 25,407 shares were issued upon the exercise of non-flow through warrants with an exercise price of $0.60 for proceeds of $15,200.

On November 20, 2025, 433,334 shares were issued upon the exercise of flow-through warrants with an exercise price of $0.60 for proceeds of $260,000.

On December 18, 2025, 138,889 shares were issued upon the exercise of flow-through warrants with an exercise price of $0.18 for proceeds of $25,000.

On December 18, 2025, 59,522 shares were issued upon the exercise of flow-through warrants with an exercise price of $0.60 for proceeds of $35,713.

On December 18, 2025, 20,000 shares were issued upon the exercise of non-flow through warrants with an exercise price of $0.60 for proceeds of $12,000.

On January 20, 2026, the Company issued 25,000 common shares at the fair value of $23,000 to Wild West Gold Corp. for the completion of the acquisition of the mineral claim from Wild West Gold Corp.

On January 21, 2026, 1,200,000 shares were issued upon the exercise of non-flow through warrants with an exercise price of $0.60 for proceeds of $720,000.

On January 21, 2026, 400,000 shares were issued upon the exercise of non-flow through warrants with an exercise price of $0.60 for proceeds of $240,000.

On January 21, 2026, 5,000 shares were issued upon the exercise of non-flow through warrants with an exercise price of $0.60 for proceeds of $3,000.

Shares issued during the six months ended January 31, 2025

The Company did not issue any shares during the six months ended January 31, 2025.

Flow-through shares premium liability and expenditures commitment

During the six months ended January 31, 2026, the Company completed an issuance of flow-through shares upon the exercise of flow-through warrants for total gross proceeds of $535,006.

The Company did not recognize any flow-through share premium liability for the 357,144 flow-through shares issued on August 20, 2025, as the unit price was lower than the closing quote at $0.69 on August 20, 2025.

The Company recognized $43,333 of flow-through share premium liability for the 433,334 flow-through shares issued on November 20, 2025, as the exercise price of these flow-through shares was $0.10 higher than the closing quote at $0.50 on November 20, 2025.

The Company did not recognize any flow-through share premium liability for the 138,889 flow-through shares issued on December 18, 2025, as the exercise price was lower than the closing quote at $0.70 on December 18, 2025.

The Company did not recognize any flow-through share premium liability for the 59,534 flow-through shares issued on December 18, 2025, as the exercise price was lower than the closing quote at $0.70 on December 18, 2025.

Future Flow-through shares commitments

As at January 31, 2026, the Company had $139,485 in unspent flow-through proceeds that remains to be incurred on eligible exploration expenditures related to the 433,334 flow-through shares issued upon the exercise of flow-through warrants on November 20, 2025 for proceeds of $260,000.

As at January 31, 2026, the Company had $25,000 in unspent flow-through proceeds that remains to be incurred on eligible exploration expenditures related to the 138,889 flow-through shares issued upon the exercise of flow-through warrants on December 18, 2025 for proceeds of $25,000.

As at January 31, 2026, the Company had $35,713 in unspent flow-through proceeds that remains to be incurred on eligible exploration expenditures related to the 59,522 flow-through shares issued upon the exercise of flow-through warrants on December 18, 2025 for proceeds of $35,713.

(b) Warrants

Share purchase warrants transactions are summarized as follows:

	Number of Outstanding Warrants	Weighted Average Exercise Price
Balance, July 31, 2023	2,750,000	$0.20
Issued	1,538,889	0.18
Exercised	(3,400,000)	0.19
Balance, July 31 & October 31, 2024	888,889	$0.20
Issued	5,000,000	0.60
Exercised	(750,000)	0.20
Balance, July 31, 2025	5,138,889	$0.58
Exercised	(2,639,296)	0.58
Balance, January 31, 2026	2,499,593	$0.60

As at January 31, 2026, stock warrants outstanding and exercisable are as follows:

	Outstanding Options	Exercise Price
March 18, 2026	2,499,593	$0.60

As at January 31, 2026, the weighted average remaining of the outstanding warrants was 0.13 years.

(c) Options

Stock option transactions are summarized as follows:

	Number of Outstanding Options	Weighted Average Exercise Price
Balance, July 31, 2023 and 2024	4,200,000	$0.20
Granted	1,000,000	0.60
Balance, July 31 & January 31, 2026	5,200,000	$0.28

As at January 31, 2026, stock options outstanding and exercisable are as follows:

	Outstanding Options	Exercise Price
October 31, 2027	3,204,300	$0.20
April 24, 2028	500,000	$0.77
January 15, 2030	500,000	$0.44
January 11, 2032	995,700	$0.20

As at October 31, 2025, the weighted average remaining life of the outstanding options was 2.81 years.

On October 31, 2022, the Company granted 3,204,300 stock options to two directors of the Company at an exercise of $0.20 per option for a period of 5 years. The options fully vested as granted and valued at $640,860 using the Black- Scholes option pricing model with the following weighted average assumptions: expected life of 5 years, volatility of 478%, dividend yield of 0%, and risk- free rate of 3.43%. The fair value of the stock options granted was recognized to equity-settled share-based compensation in the amount of $640,860 in the year ended July 31, 2023.

On January 15, 2025, 500,000 stock options to two consultants of the Company at an exercise of $0.435 per option for a period of 5 years. 125,000 stock options were fully vested on January 15, 2025. 125,000 stock options will be fully vested on April 15, 2025. 125,000 stock options will be fully vested on July 15, 2025. 125,000 stock options will be fully vested on October 15, 2025.  The grant date fair value of these options were valued at $190,500 using the Black-Scholes option pricing model with the following weighted average assumptions: expected life of 5 years, volatility of 130%, dividend yield of 0%, and risk- free rate of 3.14%. The portion of the fair value of the stock options vested according to the graded vesting method was recognized to equity-settled share-based compensation in the amount of $13,258 in the six months ended January 31, 2026.

On April 24, 2025, 500,000 stock options to a consultant of the Company at an exercise of $0.77 per option for a period of 3 years. 500,000 stock options were fully vested on the date of grant.  The grant date fair value of these options were valued at $239,500 using the Black-Scholes option pricing model with the following weighted average assumptions: expected life of 3 years, volatility of 92%, dividend yield of 0%, and risk- free rate of 2.61%.  The fair value of the stock options granted was recognized to equity-settled share-based compensation in the amount of $239,500.